Equity Method Investment in Smackover Lithium	9 Months Ended
Sep. 30, 2026
Equity Method Investment in Smackover Lithium
Equity Method Investment in Smackover Lithium
4.
Equity Method Investment in Smackover Lithium

On May 7, 2024, the Company and Equinor TDI Holdings LLC ("Equinor"), a Delaware limited liability company, entered into a membership interest purchase and sale agreement (the "Agreement"), in which Equinor acquired interests in two former Standard Lithium wholly-owned subsidiaries, one of which holds the resource development project in southwest Arkansas ("South West Arkansas Project") and the other holds prospective lithium brine areas within the Smackover Formation in East Texas (the "East Texas Properties"). The South West Arkansas Project is held through SWA Lithium Financing, LLC and its subsidiary SWA Lithium LLC ("SWA Lithium"), and the East Texas Properties are held through Texas Lithium Financing, LLC ("Texas Lithium"). Each entity forms part of Smackover Lithium ("Smackover Lithium"), the Company's joint venture with Equinor.

Pursuant to the terms of the Agreement, Equinor acquired a 45% interest in each of the former subsidiaries, and the Company retained a 55% interest for an initial cash payment of $30.0 million to the Company and the commitment to invest an additional $130.0 million as follows:

•
Equinor solely funded the first $40.0 million and $20.0 million of development costs for SWA Lithium and Texas Lithium, respectively. Additional capital expenditures are funded on a pro-rata basis; and
•
Standard Lithium to receive milestone payments of $40.0 million associated with SWA Lithium and $30.0 million associated with Texas Lithium subject to final investment decisions ("FID") being made by January 1, 2027 and January 1, 2029, respectively.

Changes in the Company's investment in Smackover Lithium for the nine months ended September 30, 2026 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance at December 31, 2025	$105,165	$63,703	$168,868
Capital contributions	26,125	20,350	46,475
Loss from investment in Smackover Lithium	(4,007)	(794)	(4,801)
Balance at September 30, 2026	$127,283	$83,259	$210,542

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended September 30, 2026 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$2,678	$632	$3,310
Company’s share of net loss	$1,473	$348	$1,821

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the nine months ended September 30, 2026 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$7,284	$1,444	$8,728
Company’s share of net loss	$4,007	$794	$4,801

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended September 30, 2025 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$809	$873	$1,682
Company’s share of net loss	$445	$480	$925

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the nine months ended September 30, 2025 is (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$4,171	$1,591	$5,762
Company’s share of net loss	$2,294	$875	$3,169

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of September 30, 2026 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$30,901	$22,942	$53,843
Non-current assets	106,518	87,950	194,468
Total assets	137,419	110,892	248,311
Current liabilities	8,608	4,611	13,219
Total liabilities	8,608	4,611	13,219
Net assets	$128,811	$106,281	$235,092
Company’s share of Smackover Lithium	70,846	58,455	129,301
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$127,283	$83,259	$210,542

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

South West Arkansas Project

The South West Arkansas Project is maintained pursuant to an option agreement dated December 29, 2017, between TETRA Technologies Inc. ("TETRA") and the Company (the "TETRA Option Agreement"). Pursuant to the TETRA Option Agreement, the Company acquired certain rights to conduct brine exploration and production and for lithium extraction activities in Arkansas.

On October 31, 2023, the aforementioned option was exercised to acquire brine production rights for the exploration and production of lithium, for the South West Arkansas Project, subject to a 2.5% royalty on gross revenue following the commencement of commercial production.

On May 7, 2024, the Company completed a transaction with Equinor, pursuant to which Equinor acquired a 45% ownership interest in the entities holding the South West Arkansas Project and East Texas Properties, with the Company retaining the remaining 55% ownership interest. The South West Arkansas Project is held through SWA Lithium.

In October 2025, Front-End Engineering Design ("FEED") and a Definitive Feasibility Study ("DFS") were completed for the South West Arkansas Project.

On March 9, 2026, SWA Lithium entered into a binding take-or-pay offtake agreement with Trafigura Trading LLC ("Trafigura") for the purchase by Trafigura of battery-quality lithium carbonate to be produced from the South West Arkansas Project (the "Trafigura Offtake Agreement"). Under the terms of the Trafigura Offtake Agreement, SWA Lithium will supply Trafigura with 8,000 metric tons per year of battery-quality lithium carbonate over a 10-year period, beginning at the start of commercial production. Terms of the agreement are structured to support the anticipated financing for the South West Arkansas Project.

In May 2026, the South West Arkansas Project also received approval under the National Environmental Policy Act, marking a significant regulatory milestone in advancing the project toward FID.

In May 2026, SWA Lithium also awarded a key engineering, procurement and construction management contract for the South West Arkansas Project to Wood Group USA Inc. in connection with its well fields, and a key engineering, procurement, construction and commissioning contract to S&B Engineers and Constructors for the central processing facility at the South West Arkansas Project.

In August 2026, SWA Lithium entered into a second binding take-or-pay offtake agreement with LG Energy Solution for the supply of 8,000 metric tons per year of battery-quality lithium carbonate over a 10-year period, beginning at the start of commercial production. Terms of the agreement are structured to support the anticipated financing for the South West Arkansas Project.

In September 2026, SWA Lithium amended the Trafigura Offtake Agreement to provide SWA Lithium with the option to supply up to an additional 4,000 metric tons per year of battery-quality lithium carbonate over the 10-year term. The additional volumes under the amended agreement are deliverable at SWA Lithium's election. The amendment increases the maximum potential annual supply to Trafigura to 12,000 metric tons and brings the total potential annual offtake commitments for the South West Arkansas Project to 20,000 metric tons.

East Texas Properties

The East Texas Properties include leases for certain properties in East Texas that are prospective for lithium brine development.

On May 7, 2024, in connection with the transaction with Equinor, Equinor acquired a 45% ownership interest in the entity holding the East Texas Properties, with the Company retaining the remaining 55% ownership interest. The East Texas Properties are held through Texas Lithium.

On September 24, 2025, an initial inferred mineral resource estimate was completed for the Franklin project (the “Franklin Project”), located within the East Texas Properties. The Franklin Project represents the initial project within Texas Lithium’s broader East Texas development strategy.

On September 8, 2026, a Preliminary Economic Assessment ("PEA") was announced for the Franklin Project. Additional information is provided in the Company's accompanying Management's Discussion and Analysis.

The Company continues to evaluate additional mineral leasehold acquisitions and to advance exploration and development activities within the East Texas Properties.